Financial Instruments - Schedule of Carrying Values and the Fair Value of Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial assets at amortized cost
Cash	$ 59,542	$ 84,038	$ 30,887
Trade receivables	1,259	714
Refundable Hosting Deposits	(15,600)
Financial assets at fair value through profit and loss
Derivative assets	3,418	1,281
Total carrying amount and fair value	87,562	86,999
Financial liabilities at fair value through profit and loss
Derivative liabilities	128
Warrant liabilities	8,013	40,426
Total carrying amount and fair value	31,875	53,525
Net carrying amount and fair value	55,687	33,474
Level 1 of fair value hierarchy [Member]
Financial assets at amortized cost
Cash	59,542	84,038
Level 3 of fair value hierarchy [Member]
Financial assets at amortized cost
Trade receivables	1,259	714
Other receivables	1,387	689
Financial liabilities at amortized cost
Trade accounts payable and accrued liabilities	22,158	9,077
Level 2 of fair value hierarchy [Member]
Financial assets at amortized cost
Security deposits for energy	7,740	277
Refundable Hosting Deposits	14,216
Financial assets at fair value through profit and loss
Derivative assets	3,418	1,281
Financial liabilities at amortized cost
Long-term debt	1,576	4,022
Financial liabilities at fair value through profit and loss
Derivative liabilities	128
Warrant liabilities	$ 8,013	$ 40,426